Operating Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Operating Lease Liabilities
	December 31,	December 31,
	2020	2019
Operating lease commitments	$927.0	$1,107.6
Impact of discounting	(141.5)	(184.4)
Impact of changes in variable rates	44.7	19.1
Operating lease liabilities	830.2	942.3
Current portion of operating lease liabilities	(160.9)	(159.7)
Operating lease liabilities	$669.3	$782.6

Schedule of Operating Lease Costs Related To Vessel Sale-leaseback Transactions And Other Leases

Operating lease costs related to vessel sale-leaseback transactions and other leases are summarized as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Lease costs:
Operating lease costs	$166.5	$160.0
Variable lease adjustments	(12.4)	(3.0)

Other information:
Operating cash outflow used for operating leases	147.8	153.2
Weighted average discount rate	4.8%	4.8%
Weighted average remaining lease term	7 years	8 years